Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Manager Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss, Net [Member]	Total		Cumulative Effect, Period of Adoption, Adjustment [Member] Manager Shares [Member] [1]	Cumulative Effect, Period of Adoption, Adjustment [Member] Common Shares [Member] [1]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member] [1]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member] [1]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Loss, Net [Member] [1]	Cumulative Effect, Period of Adoption, Adjustment [Member] [1]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Manager Shares [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Common Shares [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member] Accumulated Other Comprehensive Loss, Net [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning balance at Dec. 31, 2018		$ 0	$ 33	$ 549,123	$ 154,347	$ (1,393)	$ 702,110		$ 0	$ 0	$ 0	$ 168	$ (168)	$ 0	$ 0	$ 33	$ 549,123	$ 154,515	$ (1,561)	$ 702,110
Beginning balance (in shares) at Dec. 31, 2018		100	32,650,019												100	32,650,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased		$ 0	$ (1)	(2,694)	0	0	(2,695)
Shares repurchased (in shares)		0	(197,592)
Net income		$ 0	$ 0	0	44,965	0	44,965
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(6,938)	(6,938)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	461	461
Ending balance at Mar. 31, 2019		$ 0	$ 32	546,429	199,480	(8,038)	737,903
Ending balance (in shares) at Mar. 31, 2019		100	32,452,427
Beginning balance at Dec. 31, 2018		$ 0	$ 33	549,123	154,347	(1,393)	$ 702,110		$ 0	$ 0	$ 0	$ 168	$ (168)	$ 0	$ 0	$ 33	$ 549,123	$ 154,515	$ (1,561)	$ 702,110
Beginning balance (in shares) at Dec. 31, 2018		100	32,650,019												100	32,650,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased (in shares)							(1,667,945)
Net income							$ 99,015
Net change in the fair value of derivatives, net of deferred tax	[2]						(21,051)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[3]						664
Ending balance at Jun. 30, 2019		$ 0	$ 31	522,050	253,530	(21,948)	753,663
Ending balance (in shares) at Jun. 30, 2019		100	31,038,292
Beginning balance at Mar. 31, 2019		$ 0	$ 32	546,429	199,480	(8,038)	737,903
Beginning balance (in shares) at Mar. 31, 2019		100	32,452,427
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued in connection with SARs exercised		$ 0	$ 0	0	0	0	0
Shares issued in connection with SARs exercised (in shares)		0	56,218
Shares repurchased		$ 0	$ (1)	(24,379)	0	0	$ (24,380)
Shares repurchased (in shares)		0	(1,470,353)				(1,470,353)
Net income		$ 0	$ 0	0	54,050	0	$ 54,050
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(14,113)	(14,113)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	203	203	[3]
Ending balance at Jun. 30, 2019		$ 0	$ 31	522,050	253,530	(21,948)	753,663
Ending balance (in shares) at Jun. 30, 2019		100	31,038,292
Beginning balance at Dec. 31, 2019		$ 0	$ 31	516,254	380,392	(18,400)	878,277
Beginning balance (in shares) at Dec. 31, 2019		100	30,898,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased		$ 0	$ 0	(6,516)	0	0	(6,516)
Shares repurchased (in shares)		0	(417,341)
Net income		$ 0	$ 0	0	38,072	0	38,072
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(19,598)	(19,598)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax		0	0	0	0	1	1
Ending balance at Mar. 31, 2020		$ 0	$ 31	509,738	418,464	(37,997)	890,236
Ending balance (in shares) at Mar. 31, 2020		100	30,481,069
Beginning balance at Dec. 31, 2019		$ 0	$ 31	516,254	380,392	(18,400)	$ 878,277
Beginning balance (in shares) at Dec. 31, 2019		100	30,898,410
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased (in shares)							(417,341)
Net income							$ 47,678
Net change in the fair value of derivatives, net of deferred tax	[2]						(21,335)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[3]						4
Ending balance at Jun. 30, 2020		$ 0	$ 31	509,738	428,070	(39,731)	898,108
Ending balance (in shares) at Jun. 30, 2020		100	30,481,069
Beginning balance at Mar. 31, 2020		$ 0	$ 31	509,738	418,464	(37,997)	890,236
Beginning balance (in shares) at Mar. 31, 2020		100	30,481,069
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 0	$ 0	0	9,606	0	9,606
Net change in the fair value of derivatives, net of deferred tax	[1]	0	0	0	0	(1,737)	(1,737)	[2]
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1]	0	0	0	0	3	3	[3]
Ending balance at Jun. 30, 2020		$ 0	$ 31	$ 509,738	$ 428,070	$ (39,731)	$ 898,108
Ending balance (in shares) at Jun. 30, 2020		100	30,481,069

[1]	See Note 10 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax was $72 and $3,650 for the three and six months ended June 30, 2020, respectively. The associated deferred tax was $2,540 and $3,873 for the three and six months ended June 30, 2019, respectively.
[3]	The associated deferred tax was $1 for the three and six months ended June 30, 2020. The associated deferred tax was $52 and $89 for the three and six months ended June 30, 2019, respectively.